Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Disclosure [Line Items]
Net loss attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$ (12,805)	$ (13,431)	$ (2,470)
Net loss attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$ (12,805)	$ (13,431)	$ (2,470)
Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	794,003,193
Effect of dilutive securities:
Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	794,003,193
Net loss attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$ (0.02)	$ (0.02)	$ 0.00
Net loss attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$ (0.02)	$ (0.02)	$ 0.00